PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 740,296	$ 653,688
Accumulated depreciation	(55,808)	(34,367)
Property, plant and equipment, net	684,488	619,321
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	99,707	99,497
Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	211,797	174,952
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	333,609	288,867
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	90,373	63,114
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,810	27,258
Interest Costs Capitalized	$ 1,219	$ 118